Note 9 - Grant Revenue (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer, Including Assessed Tax	$ 0	$ 81,526
NIH Grants [Member]
Revenue from Contract with Customer, Including Assessed Tax		$ 81,526